Time Deposits - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY (¥)
Cash and Cash Equivalents [Line Items]
Time deposits	$ 12,649,524	¥ 75,368,750	$ 11,339,515	¥ 70,472,817
Minimum [Member]
Cash and Cash Equivalents [Line Items]
Time deposits, original maturity of more than three months when acquired	3 months
Time deposits, interest rate	4.00%	4.00%
Maximum [Member]
Cash and Cash Equivalents [Line Items]
Time deposits, interest rate	4.40%	4.40%